Other Current Assets (Tables)	12 Months Ended
Aug. 31, 2020
Other Current Assets [Abstract]
Schedule of Other Current Assets

5. OTHER CURRENT ASSETS
	2020	2019
	$	$
Prepaid expenses	89	108
Costs incurred to obtain or fulfill a contract with a customer	61	59
Wireless handset receivables	127	124
	277	291